UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act number       811-04033
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              Sit Bond Fund, a series of Sit Mutual Funds II, Inc.
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               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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            (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)      (ZIP CODE)

                        Kelly K . Boston, Staff Attorney
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            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

Registrant's telephone number, including area code: 612-332-3223
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Date of fiscal year end: March 31, 2005
                         -------------------------------------

Date of reporting period: July 1, 2004 - June 30, 2005
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

PROXY VOTE SUMMARY REPORT FROM 07/01/04 TO 06/30/05

SIT BOND FUND

                                Meeting
Issuer     Symbol   CUSIP        Date         Ballot Issues                                   Proponent   Mgmt. Rec.  Fund Vote Cast
------------------------------------------------------------------------------------------------------------------------------------
American
Select
Portfolio,
Inc.                29570108   9/15/2004      1.1    Elect Director Benjamin R. Field III      Mgmt       For         For
                                              1.2    Elect Director Mickey P. Foret            Mgmt       For         For
                                              1.3    Elect Director Roger A. Gibson            Mgmt       For         For
                                              1.4    Elect Director Victoria J. Herget         Mgmt       For         For
                                              1.5    Elect Director Leonard W. Kedrowski       Mgmt       For         For
                                              1.6    Elect Director Richard K. Riederer        Mgmt       For         For
                                              1.7    Elect Director Joseph D. Strauss          Mgmt       For         For
                                              1.8    Elect Director Virginia L. Stringer       Mgmt       For         For
                                              1.9    Elect Director James M. Wade              Mgmt       For         For
                                              2      Ratify Auditors                           Mgmt       For         For

------------------------------------------------------------------------------------------------------------------------------------

American
Strategic
Income
Portfolio
Inc.                30098107   9/15/2004      1.1    Elect Director Benjamin R. Field III      Mgmt       For         For
                                              1.2    Elect Director Mickey P. Foret            Mgmt       For         For
                                              1.3    Elect Director Roger A. Gibson            Mgmt       For         For
                                              1.4    Elect Director Victoria J. Herget         Mgmt       For         For
                                              1.5    Elect Director Leonard W. Kedrowski       Mgmt       For         For
                                              1.6    Elect Director Richard K. Riederer        Mgmt       For         For
                                              1.7    Elect Director Joseph D. Strauss          Mgmt       For         For
                                              1.8    Elect Director Virginia L. Stringer       Mgmt       For         For
                                              1.9    Elect Director James M. Wade              Mgmt       For         For
                                              2      Ratify Auditors                           Mgmt       For         For

------------------------------------------------------------------------------------------------------------------------------------

American
Strategic
Income
Portfolio
Inc. -- II          30099105   9/15/2004      1.1    Elect Director Benjamin R. Field III      Mgmt       For         For
                                              1.2    Elect Director Mickey P. Foret            Mgmt       For         For
                                              1.3    Elect Director Roger A. Gibson            Mgmt       For         For
                                              1.4    Elect Director Victoria J. Herget         Mgmt       For         For
                                              1.5    Elect Director Leonard W. Kedrowski       Mgmt       For         For
                                              1.6    Elect Director Richard K. Riederer        Mgmt       For         For
                                              1.7    Elect Director Joseph D. Strauss          Mgmt       For         For
                                              1.8    Elect Director Virginia L. Stringer       Mgmt       For         For

PROXY VOTE SUMMARY REPORT FROM 07/01/04 TO 06/30/05

SIT BOND FUND

                                Meeting
Issuer     Symbol   CUSIP        Date         Ballot Issues                                   Proponent   Mgmt. Rec.  Fund Vote Cast
------------------------------------------------------------------------------------------------------------------------------------
                                              1.9    Elect Director James M. Wade              Mgmt       For         For
                                              2      Ratify Auditors                           Mgmt       For         For

-----------------------------------------------------------------------------------------------------------------------------------

American
Strategic
Income
Portfolio
Inc. - III          03009T101  9/15/2004      1.1    Elect Director Benjamin R. Field III      Mgmt            For      For
                                              1.2    Elect Director Mickey P. Foret            Mgmt            For      For
                                              1.3    Elect Director Roger A. Gibson            Mgmt            For      For
                                              1.4    Elect Director Victoria J. Herget         Mgmt            For      For
                                              1.5    Elect Director Leonard W. Kedrowski       Mgmt            For      For
                                              1.6    Elect Director Richard K. Riederer        Mgmt            For      For
                                              1.7    Elect Director Joseph D. Strauss          Mgmt            For      For
                                              1.8    Elect Director Virginia L. Stringer       Mgmt            For      For
                                              1.9    Elect Director James M. Wade              Mgmt            For      For
                                              2      Ratify Auditors                           Mgmt            For      For

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SIT Money
Market Fund
Inc.                82979F101  10/18/2004     1.1    Elect Director Eugene C. Sit              Mgmt            For      For
                                              1.2    Elect Director Sidney L. Jones            Mgmt            For      For
                                              1.3    Elect Director William E. Frenzel         Mgmt            For      For
                                              1.4    Elect Director John E. Hulse              Mgmt            For      For
                                              1.5    Elect Director Bruce C. Lueck             Mgmt            For      For
                                              1.6    Elect Director Donald W. Phillips         Mgmt            For      For
                                              2      Ratify Auditors                           Mgmt            For      For

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sit Bond Fund, a series of Sit Mutual Funds II, Inc.

By (Signature and Title)* /s/ Paul E. Rasmussen, Vice President
                          -----------------------------------------------------

Date  August 19, 2005
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* Print the name and title of each signing officer under his or her signature.